Revenues -Disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Disaggregation of revenue	¥ 9,790,159	¥ 7,247,932	¥ 4,665,967
Manachised hotels
Revenue
Disaggregation of revenue	5,308,864	4,148,752	2,705,609
Room
Revenue
Disaggregation of revenue	550,459	652,854	782,646
Food and beverage
Revenue
Disaggregation of revenue	35,207	43,838	51,583
Others
Revenue
Disaggregation of revenue	4,706	5,271	5,815
Leased hotels
Revenue
Disaggregation of revenue	590,372	701,963	840,044
Retail
Revenue
Disaggregation of revenue	3,670,969	2,198,198	971,931
Others
Revenue
Disaggregation of revenue	219,954	199,019	148,383
Upfront franchise fees
Revenue
Disaggregation of revenue	82,859	68,211	46,831
Continuing franchise fees
Revenue
Disaggregation of revenue	2,462,861	1,904,264	1,362,654
Sales of hotel supplies and other products
Revenue
Disaggregation of revenue	2,555,137	2,011,940	1,179,686
Other transactions with the franchisees
Revenue
Disaggregation of revenue	¥ 208,007	¥ 164,337	¥ 116,438